SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Feb. 29, 2016
SHAREHOLDERS' EQUITY
Summary of Stock Option Activity

        The following is a summary of stock option activity:

	February 29, 2016		February 28, 2015
	Options	Weighted Average Exercise Price (CAD)	Options	Weighted Average Exercise Price (CAD)
Opening balance	159,421	$76.34	127,149	$92.70
Granted	172,974	$8.64	43,156	$52.76
Forfeited	(55,667)	$82.34	(10,884)	$173.94

Closing balance	276,728	$32.82	159,421	$76.34

Schedule of Assumptions Used to Estimate Fair Value of Stock Option Awards

        The following table shows the weighted average values used in determining the fair value of options granted during the years ended February 29, 2016 and February 28, 2015:

	February 29, 2016	February 28, 2015
Volatility	95.6%	75.8%
Risk free rate	0.58%	1.35%
Dividend yield	Nil	Nil
Average expected life	3.97 yrs	4 yrs

Schedule of Stock Options Outstanding and Exercisable

        The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 29, 2016:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)	Quantity of options	Weighted average remaining contractual life (yrs)	Weighted average exercise price (CAD)
$3.00	$3.25	102,737	4.73	$3.00	51,616	4.73	$3.00
$3.26	$16.88	4,017	4.73	$3.97	969	4.86	$3.50
$16.89	$21.00	50,016	4.22	$19.25	—	0.00	$0.00
$21.01	$46.88	19,764	2.78	$30.54	17,567	2.74	$30.55
$46.89	$52.88	15,589	2.44	$51.80	10,244	2.40	$51.81
$52.89	$54.88	33,245	3.37	$53.75	14,579	3.37	$53.75
$54.89	$62.13	21,677	2.19	$56.00	15,287	2.19	$56.00
$62.14	$79.25	16,705	1.41	$73.32	14,941	1.40	$73.35
$79.26	$169.25	12,978	0.22	$166.23	12,978	0.22	$166.23

		276,728	3.60	$32.82	138,181	3.10	$44.28

Schedule of Stock-Based Compensation Expense

Stock compensation expense was allocated to operating expenses as follows:

	February 29, 2016	February 28, 2015
Research and development	172	297
Sales and marketing	204	333
General and administrative	565	547

Total	941	1,177

Schedule of Restricted Stock Unit Activity

        The following table sets forth the summary of restricted share activity under the Company's Share Based Compensation Plan for the year ended February 29, 2016:

	Year ended February 29, 2016
	RSU's	Weighted Average Price (CAD)
RSU balances at February 28, 2014	—	—
Granted	3,200	$53.75

RSU balances at February 28, 2015	3,200	$53.75
Forfeited	(800)	$53.75
Vested	(2,400)	$53.75

RSU balances at February 29, 2016	—	—

Summary of outstanding warrants

        The following is a summary of outstanding warrants:

	February 29, 2016
	Warrants Outstanding	Shares Purchasable	Exercise Price
May 2007 Issuance	31,562	1,262	$88.75
September 2013 Issuance	2,088,750	83,550	$32.50
August 2014 Issuance	7,963,750	318,550	$56.25	CAD